Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Long Term Debt [Abstract]
Schedule Of Information Pertaining To Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2013	2012
First Tennessee Bank National Association:
Subordinated notes (a)
Matured on May 15, 2013 -- 4.625%	$-	$254,340
Matures on January 15, 2015 -- 5.05%	317,714	330,381
Matures on April 1, 2016 -- 5.65%	276,273	288,285
Other collateralized borrowings -- Matures on December 22, 2037
0.54% on December 31, 2013 and 0.61% on December 31, 2012 (b)	60,223	55,746
Federal Home Loan Bank borrowings (c)	2,390	2,554
First Horizon National Corporation:
Subordinated capital notes (a)
Matured on May 15, 2013 -- 4.50%	-	101,735
Senior capital notes
Matures on December 15, 2015 -- 5.375%	516,584	524,715
Subordinated notes (d)
Matures on April 15, 2034 -- 6.30%	192,014	214,784
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Matures on March 31, 2031 -- 9.50%	45,828	45,760
First Horizon ABS Trusts:
Other collateralized borrowings (e)
Matures on October 26, 2026
0.30% on December 31, 2013 and 0.34% on December 31, 2012 (f)	98,631	128,764
Matures on September 25, 2029
0.30% on December 31, 2013 and 0.34% on December 31, 2012 (f)	122,562	152,916
Matures on September 1, 2032
6.45% on December 31, 2013 and 6.42% on December 31, 2012 (f)	8,783	10,200
Matures on October 25, 2034
0.33% on December 31, 2013 and 0.37% on December 31, 2012	80,857	98,302
First Tennessee New Markets Corporation Investments:
Matures on October 25, 2018 -- 4.97%	7,301	7,301
Matures on February 1, 2033 -- 4.97%	8,000	8,000
Matures on August 08, 2036 -- 2.38%	2,699	2,699
Total	$1,739,859	$2,226,482

  Qualifies for total capital under the risk-based capital guidelines.
  Secured by trust preferred loans.
  The Federal Home Loan Bank borrowings were issued with fixed interest rates and have remaining terms of 1 to 16 years. These borrowings had weighted average interest rates of 2.41 percent and 2.40 percent on December 31, 2013 and 2012, respectively.
  See Note 11-- Guaranteed Preferred Beneficial Interests in First Horizon's Junior Subordinated Debentures for further details.
  On December 31, 2013 and 2012, borrowings secured by $344.9 million and $415.6 million, respectively, of retail real estate residential loans.
  In first quarter 2014, FHN anticipates resolving three previously consolidated on-balance sheet consumer loan securitizations. Once completed, the associated trusts and the collateralized borrowings will be extinguished.

Schedule Of Annual Principal Repayment Requirements
Annual principal repayment requirements as of December 31, 2013 are as follows:

(Dollars in thousands)
2014	$166
2015	804,166
2016	250,646
2017	925
2018	7,360
2019 and after	635,369